Document and Entity Information	Nov. 22, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2021
Entity Registrant Name	Decarbonization Plus Acquisition Corporation III
Entity Central Index Key	0001844862
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40284
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-1888095
Entity Address, Address Line One	2744 Sand Hill Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	212
Local Phone Number	993-0076
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one warrant
Trading Symbol	DCRCU
Security Exchange Name	NASDAQ
Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common stock, par value $0.0001 per share
Trading Symbol	DCRC
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	DCRCW
Security Exchange Name	NASDAQ